FINANCIAL AND CAPITAL RISK MANAGEMENT - Foreign currency risk (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ 426,206	₺ 3,374
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	₺ (426,206)	(3,374)
Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ (404)	(369)
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	₺ 404	369
GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ 17	1
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	₺ (17)	(1)
CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ 5	20
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	(5)	(20)
Currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,257,807	37,246
Currency risk | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,912,637	286,338
Currency risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3,749,874	275,557
Currency risk | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,158,052
Currency risk | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3,801	2,779
Currency risk | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	910	8,002
Currency risk | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(654,830)	(249,092)
Currency risk | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(654,830)	(249,085)
Currency risk | Lease liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(7)
Currency risk | US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,262,062	33,744
Currency risk | US Dollar | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,911,742	280,408
Currency risk | US Dollar | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3,749,790	272,407
Currency risk | US Dollar | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,158,052
Currency risk | US Dollar | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,990	1,585
Currency risk | US Dollar | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	910	6,416
Currency risk | US Dollar | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(649,680)	(246,664)
Currency risk | US Dollar | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(649,680)	(246,664)
Currency risk | Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(4,039)	3,686
Currency risk | Euro | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	887	5,080
Currency risk | Euro | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	76	3,075
Currency risk | Euro | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	811	1,194
Currency risk | Euro | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		811
Currency risk | Euro | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(4,926)	(1,394)
Currency risk | Euro | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(4,926)	(1,387)
Currency risk | Euro | Lease liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(7)
Currency risk | GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(170)	12
Currency risk | GBP | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3	12
Currency risk | GBP | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3	12
Currency risk | GBP | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(173)
Currency risk | GBP | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(173)
Currency risk | CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(46)	(196)
Currency risk | CHF | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	5	838
Currency risk | CHF | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	5	63
Currency risk | CHF | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		775
Currency risk | CHF | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(51)	(1,034)
Currency risk | CHF | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	₺ (51)	₺ (1,034)